Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	PPG Industries, Inc
Amendment Flag	false
Entity Central Index Key	0000079879
EBP 384
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	PPG Industries, Inc
Amendment Flag	false
Entity Central Index Key	0000079879
Entity Tax Identification Number	25-0730780
Plan number	384